Employees and directors	12 Months Ended
Dec. 31, 2021
Disclosure Of Directors And Employees [Abstract]
Employees and directors
7.	Employees and directors

Included within employees and directors expenses are (in thousands):

	2019 (1)	2020	2021
Wages and salaries	$206,092	$307,527	$344,587
Social security costs	36,314	42,972	56,277
Other pension costs	2,569	4,161	6,393
Share-based payments (equity-settled) (1)	170,145	168,347	219,933
Share-based payments (cash-settled)	10,675	28,041	(9,265)
Share-based payments (employment related taxes)	(2,586)	95,245	(14,501)
Total employees and directors expenses	$423,209	$646,293	$603,424

These amounts are included within Selling, general and administrative expenses in the Consolidated statement of operations.

(1)	Refer to Note 2, Significant accounting policies, within our Consolidated financial statements included elsewhere in this Annual Report for detail on this revision oof prior year comparatives.